Insurance business	12 Months Ended
Dec. 31, 2017
Insurance Contracts [Abstract]
Insurance business

3	Insurance business

Net insurance premium income
	Non-linked insurance	Linked life insurance	Investment contracts with DPF[1]	Total
	$m	$m	$m	$m
Gross insurance premium income	8,424	351	2,027	10,802
Reinsurers’ share of gross insurance premium income	(1,016)	(7)	—	(1,023)
Year ended 31 Dec 2017	7,408	344	2,027	9,779

Gross insurance premium income	8,036	675	1,877	10,588
Reinsurers’ share of gross insurance premium income	(629)	(8)	—	(637)
Year ended 31 Dec 2016	7,407	667	1,877	9,951

Gross insurance premium income	7,506	1,409	2,097	11,012
Reinsurers’ share of gross insurance premium income	(648)	(9)	—	(657)
Year ended 31 Dec 2015	6,858	1,400	2,097	10,355

1	Discretionary participation features.

Net insurance claims and benefits paid and movement in liabilities to policyholders
	Non-linked insurance	Linked life insurance	Investment contracts with DPF[1]	Total
	$m	$m	$m	$m
Gross claims and benefits paid and movement in liabilities	8,894	1,413	2,901	13,208
– claims, benefits and surrenders paid	2,883	1,044	2,002	5,929
– movement in liabilities	6,011	369	899	7,279
Reinsurers’ share of claims and benefits paid and movement in liabilities	(942)	65	—	(877)
– claims, benefits and surrenders paid	(297)	(223)	—	(520)
– movement in liabilities	(645)	288	—	(357)
Year ended 31 Dec 2017	7,952	1,478	2,901	12,331

Gross claims and benefits paid and movement in liabilities	8,778	1,321	2,409	12,508
– claims, benefits and surrenders paid	2,828	749	2,017	5,594
– movement in liabilities	5,950	572	392	6,914
Reinsurers’ share of claims and benefits paid and movement in liabilities	(560)	(78)	—	(638)
– claims, benefits and surrenders paid	(112)	(14)	—	(126)
– movement in liabilities	(448)	(64)	—	(512)
Year ended 31 Dec 2016	8,218	1,243	2,409	11,870

Gross claims and benefits paid and movement in liabilities	7,746	1,398	2,728	11,872
– claims, benefits and surrenders paid	3,200	1,869	2,101	7,170
– movement in liabilities	4,546	(471)	627	4,702
Reinsurers’ share of claims and benefits paid and movement in liabilities	(575)	(5)	—	(580)
– claims, benefits and surrenders paid	(153)	(64)	—	(217)
– movement in liabilities	(422)	59	—	(363)
Year ended 31 Dec 2015	7,171	1,393	2,728	11,292

1	Discretionary participation features.

Liabilities under insurance contracts
		Non-linked insurance	Linked life insurance	Investment contracts with DPF[1]	Total
	Footnotes	$m	$m	$m	$m
Gross liabilities under insurance contracts at 1 Jan 2017		46,043	6,949	22,281	75,273
Claims and benefits paid		(2,883)	(1,044)	(2,002)	(5,929)
Increase in liabilities to policyholders		8,894	1,413	2,901	13,208
Exchange differences and other movements	2	58	230	2,827	3,115
Gross liabilities under insurance contracts at 31 Dec 2017		52,112	7,548	26,007	85,667
Reinsurers’ share of liabilities under insurance contracts		(2,203)	(268)	—	(2,471)
Net liabilities under insurance contracts at 31 Dec 2017		49,909	7,280	26,007	83,196

Gross liabilities under insurance contracts at 1 Jan 2016		40,538	6,791	22,609	69,938
Claims and benefits paid		(2,828)	(749)	(2,017)	(5,594)
Increase in liabilities to policyholders		8,778	1,321	2,409	12,508
Exchange differences and other movements	2	(445)	(414)	(720)	(1,579)
Gross liabilities under insurance contracts at 31 Dec 2016		46,043	6,949	22,281	75,273
Reinsurers’ share of liabilities under insurance contracts		(1,500)	(320)	—	(1,820)
Net liabilities under insurance contracts at 31 Dec 2016		44,543	6,629	22,281	73,453

1	Discretionary participation features.

2	‘Exchange differences and other movements’ includes movements in liabilities arising from net unrealised investment gains recognised in other comprehensive income.
The key factors contributing to the movement in liabilities to policyholders included death claims, surrenders, lapses, liabilities to policyholders created at the initial inception of the policies, the declaration of bonuses and other amounts attributable to policyholders.